Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10% for cells with asterisk)	11.00%	10.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10% for cells with asterisk)	10.00%	23.00%
Customer C
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10% for cells with asterisk)	10.00%	13.00%